Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2018	$ 225	$ 5,009,310		$ (9,534)	$ 5,000,001
Beginning balance, shares at May. 31, 2018	2,252,743
Common stock subject to redemption not redeemed	$ 11				11
Common stock subject to redemption not redeemed, shares	112,497
Common stock redemption	$ 45	(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21	2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200				200
Common stock issued to Smaaash Founders, shares	2,000,000
Cancellation of Smaaash Founders shares	$ (200)	200
Cancellation of Smaaash Founders shares, shares	(2,000,000)
Rights shares	$ 54	383,161			383,215
Rights shares, shares	546,150
Common shares issued in acquisition	$ 300	6,089,700			6,090,000
Common shares issued in acquisition, shares	3,000,000
Common shares issued in private placement	$ 96	1,924,904			1,925,000
Common shares issued in private placement, shares	962,500
Common shares issued from employment agreements	$ 18				18
Common shares issued from employment agreements, shares	180,000
Vesting of Common Shares		45,000			45,000
Shares issued for convertible note	$ 20	499,980			500,000
Shares issued for convertible note, shares	193,648
Net loss attributable to noncontrolling interest
Net loss				(3,565,272)	(3,565,272)
Ending balance at May. 31, 2019	$ 700	9,442,027		(3,574,806)	5,867,921
Ending balance, shares at May. 31, 2019	7,003,975
Shares issued for PLAYlive Nation acquisition	$ 75	1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Shares issued for vesting of employment agreement awards	$ 11	153,000			153,011
Shares issued for vesting of employment agreement awards, shares	105,000
Shares issued for cash	$ 12	87,688			87,700
Shares issued for cash, shares	125,000
Shares issued as compensation	$ 1	5,899			5,900
Shares issued as compensation, shares	5,000
Shares issued in conection with note payable		2,865			2,865
Shares issued in conection with note payable, shares
Non-controlling interest of original investment in subsidiaries			24,054		24,054
Net loss attributable to noncontrolling interest			(45,541)		45,541
Net loss				(2,620,238)	(2,620,238)
Ending balance at May. 31, 2020	$ 799	$ 11,131,404	$ (21,487)	$ (6,195,044)	$ 4,915,672
Ending balance, shares at May. 31, 2020	7,988,975